OPERATING INCOME - Dividends and net income on equity investments (Details) - COP ($) $ in Millions		12 Months Ended
	Dec. 05, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 29, 2020	Dec. 31, 2019
OPERATING INCOME
Equity method		$ 219,105	$ 199,652	$ 136,596
Dividends		59,072	108,079	14,217
Equity investments		(672)	7,253	(27,795)
Impairment of investments in associates and joint ventures		(9,633)	(1,733)	(4,399)
(Losses) Gains on sale of investments in associates		(34,451)	9,896
Others		2,433	5,197	4,706
Total dividends received, and share of profits of equity method investees		235,854	328,344	123,325
Dividends received from equity investments at fair value through profit or loss		6,209	40,188	115
Dividends of investments derecognised		116	251	490
Dividends from equity investments at fair value through OCI		16,842	12,665	13,567
Grupo Agromercantil Holding (GAH)
OPERATING INCOME
Percentage of voting equity interests acquired					40.00%
Associates
OPERATING INCOME
Equity method		265,885	179,033	123,676
Contingent consideration recognized						$ 6,983
Proceeds received as contingent consideration from a business combination arrangement			9,896
Associates | Reintegra S.A.S.
OPERATING INCOME
Impairment loss		7,688
Associates | Internacional Ejecutiva de Aviacion S.A.S.
OPERATING INCOME
Impairment loss			1,733
Reversal of impairment losses		5,032
Associates | Proteccion S.A.
OPERATING INCOME
(Losses) Gains on sale of investments in associates	$ (41,434)
Joint ventures
OPERATING INCOME
Equity method		(46,780)	$ 20,619	$ 13,019
Joint ventures | Fondo de Capital Privado Ruta del Sol compartimento A
OPERATING INCOME
Impairment loss		6,514
Joint ventures | VILIV S.A.S. (In liquidation)
OPERATING INCOME
Impairment loss		$ 463